Condensed Statement of Cash Flows Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating activities:
Net income	$ 2,523		$ 2,569		$ 2,581
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Net cash provided by operating activities	1,629		2,211		4,050
Investing activities:
Change in loans	(2,754)		(6,863)		310
Other, net	(409)		(1,234)		(591)
Net cash (used for) investing activities	(29,387)		(80,178)		(14,937)
Financing activities:
Net change in commercial paper	328				(2)
Proceeds from issuance of long-term debt	2,761		5,042		1,347
Repayments of long-term debt	(4,163)		(1,911)		(2,614)
Issuance of common stock	25		25		697
Treasury stock acquired	(1,148)		(873)		(41)
Issuance of preferred stock	1,068
Net cash provided by financing activities	28,288		78,765		10,790
Change in cash and due from banks	552		500		(57)
Cash and due from banks at beginning of period	4,175		3,675		3,732
Cash and due from banks at end of period	4,727		4,175		3,675
Supplemental disclosures
Interest paid	561		586		591
Income taxes paid	709		640		699
Income taxes refunded	51		136		197
Parent Company
Operating activities:
Net income	2,445		2,516		2,518
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Amortization	13		13		14
Equity in undistributed net (income)/loss of subsidiaries	(1,657)		(2,419)		(1,865)
Change in accrued interest receivable	13		(22)		2
Change in accrued interest payable	(16)		11		2
Change in taxes payable	177	[1]	168	[1]	(321)	[1]
Other, net	(179)		(80)		179
Net cash provided by operating activities	796		187		529
Investing activities:
Purchases of securities			(50)		(5)
Proceeds from sales of securities	86		101		43
Change in loans	7		32		61
Acquisitions of, investments in, and advances to subsidiaries	175		(611)		(1,002)
Other, net	17				208
Net cash (used for) investing activities	285		(528)		(695)
Financing activities:
Net change in commercial paper	328				(2)
Proceeds from issuance of long-term debt	2,761		5,042		1,347
Repayments of long-term debt	(4,163)		(1,911)		(2,614)
Change in advances from subsidiaries	(53)		63		(10)
Issuance of common stock	65		43		728
Treasury stock acquired	(1,148)		(873)		(41)
Issuance of preferred stock	1,068
Cash dividends paid	(641)		(593)		(440)
Tax benefit realized on share based payment awards			2		1
Net cash provided by financing activities	(1,783)		1,773		(1,031)
Change in cash and due from banks	(702)		1,432		(1,197)
Cash and due from banks at beginning of period	4,884		3,452		4,649
Cash and due from banks at end of period	4,182		4,884		3,452
Supplemental disclosures
Interest paid	324		293		284
Income taxes paid	401		212		442	[2]
Income taxes refunded	$ 1		$ 123		$ 178	[2]

[1]	Includes payments received from subsidiaries for taxes of $648 million in 2012, $501 million in 2011 and $900 million in 2010.
[2]	Includes discontinued operations.